Business Combination, Significant Transaction and Sale of Business (Details 12) - Integrity Software 2011 Ltd [Member] $ in Thousands	Jul. 30, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net liabilities excluding cash acquired	$ (1,130)
Intangible assets	1,316
Deferred taxes	(303)
Non-controlling interests	(318)
Goodwill	1,990
Total assets acquired net of acquired cash	$ 1,555